NY LIFE LOGO                            NEW YORK LIFE INSURANCE COMPANY
                                        51 Madison Avenue, New York, NY 10010
                                        (212) 576-7786  Fax: (212) 576-8339
                                        E-mail : Jennifer_Sendor@newyorklife.com www.newyorklife.com

                                        JENNIFER SENDOR
                                        Assistant General Counsel

VIA EDGAR

May 6, 2010

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re: New York Life Insurance and Annuity Corporation
    Variable Universal Life Separate Account - I
    File No. 333-102674

Commissioners:

On behalf of the above-captioned registrant (the "Registrant"), I hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, that: (i) the form of Prospectus and Statement of Additional Information that the Registrant would have filed pursuant to Rule 497(c) would not have differed from that contained in Post-Effective Amendment No. 10 on Form N-6 that was filed by the Registrant on April 16, 2010 (the "Amendment"); and (ii) the text of the Amendment was filed electronically on April 16, 2010.

If you have any questions regarding the foregoing, please contact the undersigned at (212) 576-7786.

Very truly yours,


/s/ Jennifer Sendor

Jennifer Sendor
Assistant General Counsel